Fair Market Measurements -Summary of Company's Assets and Liabilities that are Measured at Fair Value (Detail) - Fair Value, Recurring [Member] - US Treasury Securities [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account—U.S. Treasury Securities	$ 328,325,574	$ 325,436,230
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account—U.S. Treasury Securities	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account—U.S. Treasury Securities	$ 0	$ 0